Compensation Expense - Compensation Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	$ 11,688
Ending balance	21,431	$ 11,688
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	631	20
Cash-based	15,922	12,088
Payments	(16,270)	(11,762)
Translation adjustment	(210)	285
Ending balance	73	631
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	11,688	16,332
Cash-based	13,532	(3,106)
Payments	(3,775)	(1,579)
Translation adjustment	(14)	41
Ending balance	21,431	11,688
Performance Share Units (PSUs) | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	6,489	2,722
Cash-based	10,321	3,633
Payments	(4,755)	0
Translation adjustment	9	134
Ending balance	$ 12,064	$ 6,489